Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable Lessen By Provision for Doubtful Receivables
	December 31, 2014	December 31, 2013
Accounts receivable	$ 13,327	$ 16,911
Less: Provision for doubtful receivables	(49)	(613)
Accounts receivable, net	$ 13,278	$ 16,298

Changes To Provisions For Doubtful Receivables
Allowance for doubtful receivables	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2014	$ (613)	$ -	$ 564	$ (49)
Year ended December 31, 2013	$ (458)	$ (155)	$ -	$ (613)
Year ended December 31, 2012	$ (49)	$ (409)	$ -	$ (458)